Loss Per Common Share (Annual and Quarter) (Detail)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	11,010,000		11,010,000
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	7,000	12,500	12,000	23,000